Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases

18. Leases

The Company has several non-cancellable operating leases, primarily for construction of solar power plants and for office facilities, warehouses, and office space that have a lease term ranging between 3 to 35 years which is further extendable on mutual agreement by both lessor and lessee. The Company has considered the renewal options in determining the lease term to the extent it was reasonably certain to exercise those renewal options and accordingly, associated potential option payments are included as part of lease payments.

The components of lease cost for the year ended March 31, 2020 were as follows:

	Amount (INR)	US$
	(In million)
Operating lease cost	540	7.2
Short-term lease cost (1)	15	0.2
Total lease cost	555	7.4

(1)	Refer note 2(k) for details of short-term lease exception elected by the Company on adoption of ASC Topic 842.

Amounts reported in the consolidated balance sheet as of April 1, 2019 and March 31, 2020 were as follows:

	As at April 1,	As at March 31,	As at March 31,
	2019	2020	2020
	INR	INR	US$
	(In million)
Non-current assets
Right-of-use assets	3,182	4,434	58.8
Non-current liabilities
Lease liabilities	2,939	3,592	47.6
Current liabilities
Lease liabilities	—	256	3.4
Total operating lease liabilities	2,939	3,848	51.0

Other information related to leases as of March 31, 2020 was as follows:

	Amount (INR)	US$
	(In million)
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	342	4.5
Weighted average remaining lease term	31 years
Incremental borrowing rate	10%

Maturities of lease liabilities under non-cancellable leases as of March 31, 2020 are as follows:

Year ended March 31,	Amount (INR)	US$
	(In million)
Fiscal 2021	357	4.7
Fiscal 2022	366	4.9
Fiscal 2023	376	5.0
Fiscal 2024	393	5.2
Fiscal 2025	404	5.4
Thereafter	11,845	157.1
Total undiscounted lease payments	13,741	182.3
Less: Imputed interest	9,893	131.3
Total lease liabilities	3,848	51.0

Information as of and for the year ended March 31, 2019:

Minimum lease payments under operating leases were recognized on a straight-line basis over the term of the lease. Rent expense for operating leases for the years ended March 31, 2019 was INR 324 million.

Future minimum lease payments under non-cancellable operating leases as of March 31, 2019 are:

Year ended March 31,	Amount (INR)	US$
	(In million)
Fiscal 2020	251	3.6
Fiscal 2021	189	2.7
Fiscal 2022	170	2.5
Fiscal 2023	175	2.6
Fiscal 2024	181	2.6
Thereafter	5,819	84.1
Total	6,785	98.1